OPERATIONS IN UZBEKISTAN (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			2 Months Ended		0 Months Ended
	Dec. 31, 2013	Jul. 31, 2013 item	Dec. 31, 2012	Aug. 07, 2012 item	Jul. 17, 2012	Dec. 31, 2014	Jan. 14, 2013	Nov. 08, 2012	Sep. 17, 2012 item	Dec. 31, 2012 item	Oct. 31, 2012	Sep. 24, 2014
Impairment loss of long-lived assets
Impairment of intangible assets	0
Uzdunrobita
OPERATIONS IN UZBEKISTAN
Liability recorded			12,706							12,706
Number of auctions were set and held		2
Impairment loss of long-lived assets
Goodwill			3,523
Total impairment loss related to goodwill and long-lived assets			20,037
Uzdunrobita | Uzbekis-tan
Impairment loss of long-lived assets
Goodwill	3,523
Total impairment loss related to goodwill and long-lived assets	20,037
Uzdunrobita | Property, plant and equipment. | Uzbekis-tan
Impairment loss of long-lived assets
Property, plant and equipment and intangibles	8,438
Uzdunrobita | Licenses | Uzbekis-tan
Impairment loss of long-lived assets
Impairment of intangible assets	2,709
Uzdunrobita | Rights to use radio frequencies | Uzbekis-tan
Impairment loss of long-lived assets
Impairment of intangible assets	2,523
Uzdunrobita | Numbering capacity | Uzbekis-tan
Impairment loss of long-lived assets
Impairment of intangible assets	1,190
Uzdunrobita | Software and other intangible assets | Uzbekis-tan
Impairment loss of long-lived assets
Impairment of intangible assets	1,654
Uzdunrobita | Temporary suspension of the operating license
OPERATIONS IN UZBEKISTAN
Period of license suspension					10 days
Extended period of license suspension					3 months
Number of regional antimonopoly departments that held hearings				14
Amount of claim				2,558
Amount of claim as reduced by antimonopoly regulator				416
Uzdunrobita | Additional tax audit
OPERATIONS IN UZBEKISTAN
Amount of claim						28,776
Amount of claim as reduced by antimonopoly regulator						21,390
Uzdunrobita | Criminal court judgment against employees
OPERATIONS IN UZBEKISTAN
Amount of claim								18,375
Number of employees against whom criminal court has issued judgment									4
Number of installments over which claim amount would be paid								8 months
Number of installments paid										2
Installments paid, amount							242			4,584
Uzdunrobita | Tax and antimonopoly claims
OPERATIONS IN UZBEKISTAN
Amount of claim as reduced by antimonopoly regulator											201
UMS
OPERATIONS IN UZBEKISTAN
Ownership interest in equity investment (as a percent)						50.01%						50.01%
Fair value of equity investment												9,062